As filed with the Securities and Exchange Commission on October 23, 1998

                                             1940 Act Registration No. 811-08819
                                             1933 Act Registration No. 333-56771

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                        Pre-Effective Amendment No. 1                        [X]
                                                   ---
                      Post-Effective Amendment No. ___                       [ ]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
                               Amendment No. 1                               [X]


                              GOLF ASSOCIATED FUND
               (Exact name of registrant as specified in charter)

                           2801 Ocean Drive, Suite 204
                            Vero Beach, Florida 32963
                    (Address of principal executive offices)

        Registrant's telephone number, including area code: 561-231-5800

                               Michael T. Williams
                           2801 Ocean Drive, Suite 204
                            Vero Beach, Florida 32963
                     (Name and address of agent for service)

                                   Copies to:

                              Robert J. Zutz, Esq.
                          Francine J. Rosenberger, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered:  Shares of Beneficial Interest.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                              GOLF ASSOCIATED FUND

                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement

            Prospectus

            Statement of Additional Information

            Part C of Form N-1A

            Signature Page

            Exhibits

                              SUBJECT TO COMPLETION
                   PRELIMINARY PROSPECTUS DATED ___________, 1998

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                                GOLF ASSOCIATED FUND
                                       (LOGO)


                                   PROSPECTUS

                           2801 Ocean Drive, Suite 204
                            Vero Beach, Florida 32963


                        toll free (877) 745-GOLF or -4653

      The Golf Associated Fund (the "Fund") is an open-end management investment company, or mutual fund. The Fund's objective is to seek long-term growth of capital. Income is an incidental consideration. The Fund will strive to achieve its objective by investing primarily in equity securities of companies that are involved in or associated with the golf industry ("Golf Investments") and that offer the potential for capital appreciation. Golf Investments companies may not be involved in the golf industry other than as sponsors, advertisers, marketers and media. These companies also may only spend a small portion of their overall budgets on such activities.

      The Fund offers Class A shares (sold subject to a 5.75% maximum front-end sales charge) and Class B shares (sold subject to a maximum 5.0% contingent deferred sales charge, declining over a six-year period). The Fund requires a minimum initial investment of $1,000, except for certain investment plans for which lower limits may apply.

      Golf  Investment  Management,  Inc.  serves  as the  investment  adviser
("Adviser")  to  the  Fund.  Wallington  Asset  Management,   Inc.  serves  as
investment subadviser ("Subadviser") to the Fund.

      You should read this Prospectus and retain it for future reference. This Prospectus is designed to set forth concisely the information about the Fund you should consider before investing. A Statement of Additional Information (`SAI"), dated _______ __, 1998, containing additional information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. You may request a copy of the SAI, without charge, by contacting the Fund at the address or telephone number above.

      The SEC maintains an Internet Website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the Fund.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   PROSPECTUS DATED _____________ __, 1998

                                TABLE OF CONTENTS



                                                                            PAGE

OVERVIEW OF THE FUND.........................................................3

FEES AND EXPENSES OF THE FUND................................................3

ABOUT THE GOLF ASSOCIATED FUND...............................................5

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................7

BEFORE INVESTING: ALTERNATIVE PURCHASE PLANS.................................7

HOW TO INVEST IN THE FUND....................................................8

WHAT CLASS A SHARES WILL COST...............................................10

WHAT CLASS B SHARES WILL COST...............................................11

HOW TO SELL SHARES..........................................................12

DETERMINATION OF NET ASSET VALUE............................................14

PERFORMANCE INFORMATION.....................................................15

MANAGEMENT AND ADMINISTRATION OF THE FUND...................................16

DISTRIBUTION PLANS..........................................................17

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................17

TAXES.......................................................................18

GENERAL INFORMATION ABOUT THE FUND..........................................19

APPENDIX A - INVESTMENT TECHNIQUES..........................................21

                              OVERVIEW OF THE FUND


WHAT IS THE GOLF ASSOCIATED FUND'S INVESTMENT OBJECTIVE?

      The Fund seeks to provide long-term growth of capital. Income is an incidental consideration. To achieve its objective, the Fund invests primarily in equity securities of companies that are involved in or associated with the golf industry and that offer the potential for capital appreciation. The Adviser believes that Golf Investments offer a wide range of potential investments that fit the Fund's objective of long-term growth of capital and allow an investor to support those companies which support or are involved in the golf industry. There can be no assurance that the Fund will be able to achieve its investment objective. For a further discussion of the Fund's investment objective and policies and the risks associated with investing in the Fund, see "Investment Objective and Policies" below.


WHAT ARE SOME OF THE RISKS OF INVESTING IN THE FUND?


      The price of Fund shares will fluctuate as the daily price of the securities in which the Fund invests fluctuate. As a result, your shares may be worth more or less than your original investment. Golf Investments may involve significantly greater risks and therefore the Fund may experience greater volatility than a mutual fund that does not concentrate its investments. The Fund's performance will be closely tied to and affected by the golf industry, to the extent that the Fund invests in such companies. By itself, the Fund does not constitute a balanced investment program.


HOW DO I INVEST IN THE FUND?


      You may purchase Fund shares through your broker-dealer or directly from the Fund by completing and signing the account application found in this Prospectus. The minimum initial investment is $1,000 or $250 for retirement accounts. The Fund offers investors an option of purchasing Class A shares or Class B shares. Class A shares are offered at net asset value per share plus a maximum initial sales charge of 5.75% of the offering price. Class B shares are offered at net asset value per share, but are charged a 5% maximum contingent deferred sales charge ("CDSC") on amounts redeemed within six years of purchase. See "How to Invest in the Fund," "What Class A Shares Will Cost" and "What Class B Shares Will Cost."

HOW DO I SELL MY SHARES OF THE FUND?

      Fund shares may be sold back to the Fund at the net asset value, less the applicable CDSC on Class B shares, next determined after receipt of your sales request by the Fund's transfer agent, PFPC Inc. ("Transfer Agent") in good order. You may sell your shares by contacting your broker-dealer, by telephone or by written request. See "How to Sell Shares."

WHO IS THE FUND'S INVESTMENT ADVISER?

      Golf Investment  Management,  Inc.  serves as the investment  adviser to
the  Fund.  Wallington  Asset  Management,   Inc.  serves  as  the  investment
subadviser to the Fund.



                          FEES AND EXPENSES OF THE FUND


      The following tables are intended to assist you in understanding the expenses associated with investing in each class of shares of the Fund. Because the Fund's shares were not offered for sale prior to the date of this Prospectus, "Other Expenses" are based on estimated expenses.

       SHAREHOLDER TRANSACTION EXPENSES:
                                                     CLASS A        CLASS B
       Maximum Sales Charge Imposed on Purchases
          (as a % of offering price)                  5.75%          None
       Maximum Contingent Deferred Sales Charge
          (as a % of original purchase price or        None           5%*
          redemption proceeds, whichever is
          lower)
       Wire Redemption Fee (per transaction)          $12.00        $12.00
        ----------
        * Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Class B shares will convert to Class A shares eight years after purchase. See "What Class B Shares Will Cost" below for a further discussion.

       ANNUAL FUND OPERATING EXPENSES:
                                                CLASS A     CLASS B
       Management Fees                            1.00%       1.00%
       12b-1 Fees                                 0.25%       1.00%
       Other Expenses (after reimbursement)       0.45%       0.45%
                                                  -----       -----
       Total Fund Operating Expenses
          (after fee waiver and reimbursement)    1.70%       2.45%
                                                  =====       =====

      The Adviser voluntarily has agreed to waive all or a portion of its fees and to reimburse certain expenses to the extent that Class A and Class B annual operating expenses exceed 1.70% and 2.45%, respectively, of that class' average daily net assets for the fiscal year ending October 31, 1999. Any reduction in the Adviser's fee is subject to reimbursement by the Fund within the following three years, to the extent that such reimbursement would not cause total operating expenses to exceed 1.70% for Class A shares and 2.45% for Class B shares. In subsequent years, overall expenses for the Fund may not fall below the percentage limitations until the Adviser has been fully reimbursed for fees foregone or expenses it paid under the investment advisory agreement.


       EXAMPLE OF THE EFFECT OF FUND EXPENSES:


      The impact of Fund operating expenses on earnings is illustrated in the example below assuming a hypothetical investment of $1,000 in the Fund and a 5% annual return. An investor in the Fund would pay transaction and operating expenses at the end of each period as follows:
                                                     1 YEAR  3 YEARS
       Class A Shares ...........................     $74      $108
       Class B Shares (assuming sale of all shares
          at end of period) .....................     $75      $106
       Class B Shares (assuming no sale of shares)    $25      $76





    This is an illustration only and should not be considered a representation of future expenses. ACTUAL EXPENSES AND PERFORMANCE MAY BE GREATER OR LESS THAN THAT SHOWN ABOVE. The purpose of the above tables is to assist investors in understanding the various costs and expenses that will be borne directly or indirectly by shareholders. Due to the imposition of Rule 12b-1 fees, it is possible that long-term shareholders of the Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc. For a further discussion of these costs and expenses, see "Distribution Plans."



                         ABOUT THE GOLF ASSOCIATED FUND


      INVESTMENT OBJECTIVE. The investment objective of the Fund is to achieve long-term growth of capital. Income is an incidental consideration.

      INVESTMENT STRATEGIES AND POLICIES. The Fund will strive to achieve its objective by investing primarily in equity securities of companies that are involved in or associated with the golf industry ("Golf Investments") and that offer the potential for capital appreciation. Golf Investments include investments in companies that (1) manufacture, distribute, wholesale or retail golf equipment, golf apparel, chemicals and fertilizers used on golf courses,
(2) provide services to golf facilities and events, (3) host or sponsor golf events; (4) serve as licensees or marketing partners of golf tours; (5) manage or own golf facilities, (6) design or develop golf courses, or (7) provide programming or produce magazines regarding golf events. The companies who are sponsors, advertisers, marketers and media otherwise may not be involved in the Golf industry other than as sponsors, advertisers and marketers. In addition, they may spend only a small portion of their overall budgets on such activities.

      The Adviser believes that Golf Investments offer a wide range of potential investments for the Fund that fit the Fund's objective of long-term growth of capital and allow an investor to support those companies that support or are involved in the Golf industry.

      The investment philosophy of the Fund is to accumulate a diversified portfolio of Golf Investments. The Fund may diversify its holdings among many different companies and industries that meet the Adviser's definition of Golf Investments. The Fund will seek to invest primarily in the equity securities of companies that the Subadviser believes will offer the potential for superior long-term growth. The Subadviser will purchase securities when it believes the market is underestimating the future potential of the company and sell those securities when it believes the market is overestimating the future potential of the company. The Subadviser will focus on applying a disciplined and valuation-oriented approach. This approach is based on valuation factors such as, but not limited to, price-to-earnings ratio, price-to-book ratio and price-to-cash flow ratio. Additional fundamental factors incorporated in the analysis of specific equity positions include quality of management, projected earnings growth and quality of those earnings. Balance sheet items also are evaluated to determine the inherent financial condition of each company.

      Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of Golf Investments. Equity securities include common stocks, preferred stocks and securities that are convertible into common stocks such as rights and warrants. The Fund may invest up to 35% of its total assets in equity securities that are not related to or associated with the Golf industry and in investment-grade debt securities, U.S. government securities, repurchase agreements or other short-term money market instruments. Until the Fund has sufficient assets under management, the Fund may not be able to meet these investment limitations.

      The Fund may invest up to 15% of its total assets in foreign securities and American Depository Receipts ("ADRs"). The Fund also may invest up to 15% of its net assets in illiquid securities, including restricted securities. The Fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). In addition, for temporary defensive purposes, the Fund may hold up to 100% of its assets in cash and high quality short-term fixed income securities. The investment grade securities in which the Fund can invest include convertible securities and debt securities that are rated BBB by Standard & Poor's ("S&P") or Baa by Moody's Investor Services, Inc. ("Moody's"), or deemed to be of comparable quality as determined by the Subadviser at the time of purchase. The Fund may retain a security that has been downgraded below investment grade if, in the opinion of the Subadviser, it is in the Fund's best interest. For a discussion of the instruments the Fund may use, see Appendix A - Investment Techniques.


      The Fund's investment objective and certain investment restrictions are fundamental policies and may not be changed without the affirmative vote of at least the majority of the outstanding shares of the Fund, as defined in the 1940 Act. All other investment policies of the Fund not specified as fundamental may be changed by the Board of Trustees of the Fund ("Trustees" or the "Board") without shareholder approval. There can be no assurance that the Fund will achieve its objective.


      OTHER INVESTMENT PRACTICES. The Fund may borrow money as a temporary measure for extraordinary or emergency purposes and to meet redemption requests without immediately selling portfolio securities. In addition, the Fund may lend securities to broker-dealers and financial institutions, provided that the borrower at all times maintains cash collateral in an amount equal to at least 100% of the market value of the securities loaned. Such loans will not be made if, as a result, the aggregate amount of all outstanding loans by any Fund would exceed 33 1/3% of its total assets. For a more detailed discussion of these practices, see the SAI.

      RISKS OF INVESTING IN THE FUND. All investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors. Thus, the Fund cannot give any assurance that its investment objective will be achieved. Because the Fund invests primarily in equity securities, the value of your investment will fluctuate.

      GOLF INVESTMENTS. Some of the companies in which the Fund invests may involve significantly greater risks and, therefore, the Fund's net asset value may experience greater volatility than a mutual fund that does not concentrate its investments. The Fund's performance will be tied closely to and affected by the Golf industry, to the extent that the Fund invests in such companies. The long-term growth potential for the Golf industry is encouraging due to two factors: (1) the demographic shifts in the U.S. population and (2) increased spending on entertainment. Nevertheless, Golf industry securities tend to be somewhat seasonal, corresponding with interest in golfing activities beginning in late winter until autumn. By investing in securities of companies that are ASSOCIATED with the Golf industry in addition to securities of companies INVOLVED in the Golf industry, the Fund seeks to diversify its holdings in an attempt to provide steady growth. However, the Fund by itself does not constitute a balanced investment program.


      GENERAL MARKET RISK. The Fund invests primarily in common stocks. The market risks associated with stocks include the possibility that the entire market for common stocks could suffer a decline in price over short or extended time periods. This could affect the net asset value of your Fund shares. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. In addition, certain sectors of the market can be more volatile than the general market, creating greater opportunities, but also greater risks. Thus, while stock markets in general might rise, the particular market sectors in which the Fund invests might decline. Thus, the Fund generally will be a suitable investment only for that portion of your assets that is available for longer-term investment.




                      PORTFOLIO TRANSACTIONS AND BROKERAGE


      The Subadviser will place orders to execute securities transactions that are designed to implement the Fund's investment objective and policies. In placing such orders, the Subadviser will seek the most favorable price and efficient execution available. In order to obtain brokerage and research services, however, a higher commission sometimes may be paid. Brokerage commissions normally are paid on exchange-traded securities transactions.

      When selecting a broker or dealer to execute portfolio transactions, the Subadviser considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to the Subadviser.

      The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. In general, the Fund's annual portfolio turnover rate is not expected to exceed 100%; however, financial market conditions may warrant an increase above this level.


                 BEFORE INVESTING: ALTERNATIVE PURCHASE PLANS

      Before you invest in the Fund, you must decide which class of shares is best for you, Class A shares or Class B shares. The Fund offers two classes of shares, Class A shares and Class B shares, which represent interests in the same portfolio of securities. Class B shares currently are not available for purchase from the Fund. The primary difference between these classes lies in their sales charge structures and ongoing expenses.

  o CLASS A SHARES may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a maximum sales charge of 5.75% imposed at the time of purchase. Ongoing Rule 12b-1 fees for Class A shares are lower than the ongoing Rule 12b-1 fees for Class B shares. No CDSC is charged for Class A shares.


  o CLASS B SHARES may be purchased at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. Class B shares are subject to a higher ongoing Rule 12b-1 fees than Class A shares. A maximum CDSC of 5% may be imposed on redemptions of Class B shares made within six years of purchase. After eight years, Class B shares convert to Class A shares, which have lower ongoing Rule 12b-1 fees and no CDSC.

             FACTORS IN CHOOSING A CLASS OF SHARES. You can invest in the class of shares that you believe will be most beneficial given the amount you wish to invest, the length of time you plan to keep the investment and class expenses.

             You should consider whether, during the anticipated length of your intended investment in the Fund, the accumulated ongoing Rule 12b-1 fees plus the CDSC on Class B shares would exceed the initial sales charge plus accumulated ongoing Rule 12b-1 fees on Class A shares purchased at the same time. For short-term investments, Class A shares are subject to higher costs than Class B shares because of the initial sales charge. For longer investments, Class A shares are more suitable than Class B shares because Class A shares are subject to lower ongoing Rule 12b-1 fees. Depending on the number of years you hold Class A shares, the continuing Rule 12b-1 fees on Class B shares eventually would exceed the initial sales charge plus the ongoing Rule 12b-1 fees on Class A shares during the life of your investment.

      You might determine that it would be more advantageous to purchase Class B shares in order to invest all of your purchase payment initially. However, your investment would remain subject to higher ongoing Rule 12b-1 fees and subject to a CDSC if you redeem Class B shares during the first six years after purchase. Another factor to consider is whether the potentially higher yield of Class A shares due to lower ongoing charges will offset the initial sales charge paid on such shares.



                            HOW TO INVEST IN THE FUND


      Fund shares are offered at the daily public offering price, which is the net asset value per share next computed after receipt of the investor's order. SEE "Determination of Net Asset Value." Class B shares currently are not offered for sale by the Fund.


      MINIMUM INVESTMENT. You may open a Fund account with as little as $1,000. You may open a Fund account with $250 for individual retirement accounts ("IRAs") or, at the Fund's discretion, a lesser amount for Simplified Employee Pension Plans ("SEPs"), salary reduction SEPs ("SARSEPs"), SIMPLE IRAs and qualified or other retirement plans. Automatic investment plans allow you to open an account with as little as $50, provided you invest at least $600 a year.


      PURCHASE PROCEDURES. You may invest in the Fund through your broker-dealer, by mail or by bank wire transfer. When placing an order to buy shares, you should specify whether the order is for Class A shares or Class B shares. All purchase orders that fail to specify a class automatically will be invested in Class A shares, which include a front-end sales charge. The Fund and its distributor, Rafferty Capital Markets, Inc. ("Distributor"), reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

      THROUGH BROKER-DEALERS. Shares of the Fund may be purchased through brokers, investment advisers and other financial intermediaries that have selling agreements with the Distributor. You may be charged a transaction fee or other fee for their services at the time of purchase.

      All purchase orders received by the Transfer Agent prior to the close of regular trading on the New York Stock Exchange ("NYSE") - generally 4:00 p.m., Eastern time - will be executed at that day's offering price. Purchase orders received by your broker-dealer prior to the close of regular trading on the NYSE and transmitted to the Transfer Agent before 5:00 p.m. Eastern time, on that day also will receive that day's offering price. Otherwise, all purchase orders accepted after the offering price is determined will be executed at the offering price determined as of the close of regular trading on the NYSE on the next trading day.

      BY MAIL. You may purchase shares of a Fund directly by completing and signing the Account Application included with the Prospectus and making out a check payable to "The Golf Fund". Third party checks will not by accepted by the Fund. All purchases must be in U.S. Dollars.

      Mail the check,  along with the completed Account  Application,  to Golf
Associated  Fund,  c/o  PFPC  Inc.,  P.O.  Box  8941,   Wilmington,   Delaware
19899-9752.

      Completed Account Applications and checks also may be sent by overnight or express mail. To ensure proper delivery, please use the following address: Golf Associated Fund, c/o PFPC Inc., 400 Bellevue Parkway, Suite 108, Wilmington, Delaware 19809.


      BY BANK WIRE TRANSFER. To establish a new account by wire transfer, please call the Transfer Agent toll free at (877) 745-GOLF or -4653 to obtain a Fund account number. You must send a completed Account Application to the Fund at the above address immediately following the investment. Payment for Fund shares should be wired through the Federal Reserve System as follows:

            PFPC Inc.
            c/o PNC Bank
            Philadelphia, Pennsylvania
            ABA number 031-0000-53
            For credit to Purchase Account
            Account Number 8601956282
            For further credit to Golf Associated Fund
            Class of Shares:
            Shareholder name:
            Shareholder account number:


      Your bank may charge a fee for such services. If the purchase is canceled because your wire transfer is not received, you may be liable for any the loss the Transfer Agent may incur.


      SYSTEMATIC INVESTMENT PROGRAMS. A variety of systematic investment options are available for the purchase of Fund shares. These options provide for systematic monthly investments of $50 or more through systematic investing, payroll or government direct deposit. You may change the amount to be invested automatically or may discontinue this service at any time without penalty. If you discontinue this service before reaching the required account minimum, the account must be brought up to the minimum in order to remain open. You will receive a periodic confirmation of all activity for your account. For additional information on these options, see the Account Application or contact the Fund toll free at (877) 745-GOLF or -4653.

      RETIREMENT PLANS. Fund shares may be purchased as an investment in an IRA plan. In addition, shares may be purchased as an investment for self-directed IRAs, Section 403(b) annuity plans, defined contribution plans, self-employed individual retirement plans ("Keogh Plans"), Simplified Employee Pension Plans ("SEPs"), Savings Incentive Match Plans for Employees ("SIMPLEs") and other retirement plans. For more detailed information on retirement plans, contact the Fund toll free at (877) 745-GOLF or -4653.


      REDEMPTION OF LOW BALANCE ACCOUNTS. Due to the high cost of maintaining accounts with low balances, the Fund will redeem shares in any account if the account balance falls below the required minimum value of $500, except for retirement accounts. You will be given 30 days' notice to bring your account balance to the minimum required or the Fund may redeem shares in the account and pay you the proceeds. The Fund does not apply this minimum account balance requirement to accounts that fall below the minimum due to market fluctuation. Accounts established under a Systematic Investment Plan that have been discontinued prior to meeting the $1,000 minimum are subject to this policy.


      SUBSEQUENT INVESTMENTS. Once an account has been opened, subsequent purchases may be made through your broker-dealer, by mail, by bank wire, by automatic investing or direct deposit. The minimum for additional investments is $50 for all accounts.



                          WHAT CLASS A SHARES WILL COST

      The public offering price for Class A shares is the next determined net asset value per share plus a sales charge determined in accordance with the following schedule:

                         SALES CHARGE AS A PERCENTAGE OF

                                                       Net Amount       Dealer Concession
                                        Offering        Invested         as Percentage of
          AMOUNT OF PURCHASE             PRICE      (NET ASSET VALUE)   OFFERING PRICE(1)
          ------------------             -----      ----------------    -----------------
      Less than $50,000 ................. 5.75%           6.10%               5.50%
      $50,000 but less than $100,000 .... 4.75%           4.99%               4.50%
      $100,000 but less than $250,000 ... 3.75%           3.90%               3.50%
      $250,000 but less than $500,000 ... 2.75%           2.83%               2.50%
      $500,000 but less than $1,000,000 . 2.00%           2.04%               1.75%
      $1,000,000 and over ............... 0.00%           0.00%               0.00% (2)


   ------------------------------------------------


   (1)During certain periods, the Distributor may pay 100% of the sales charge to participating dealers. Otherwise, it will pay the dealer concession shown above. The dealer's concession may be changed from time to time.

   (2)There is no initial sales charge on purchases of Class A shares for $1,000,000 or more. However, a 1% contingent deferred sales charge will be imposed on redemptions of such shares made within 12 months of purchase.

      In addition, Class A shares are subject to a Rule 12b-1 fee of 0.25% of their average daily net assets.

      CUMULATIVE PURCHASE PRIVILEGE AND LETTERS OF INTENT. You may purchase Class A shares at a reduced sales charge through the Cumulative Purchase

Privilege or by executing a Letter of Intent. For more information, see the SAI, call your broker-dealer or call the Fund toll free at (877) 745-GOLF or -4653.


      WAIVERS OF CLASS A SALES CHARGES. Fund shares may be sold at net asset value without any sales charge to the: Adviser; Subadviser; officers and Trustees of the Fund; directors, officers and full-time employees of the Adviser and the Subadviser and their affiliates; registered representatives and employees of broker-dealers that are parties to dealer agreements with the Distributor (or financial institutions that have arrangements with such broker-dealers); directors, officers and full-time employees of banks that are party to agency agreements with the Distributor; and all such persons' immediate relatives and their beneficial accounts. The dealer concession also will be adjusted in a like manner. Fund shares also may be purchased without sales charges by investors who participate in certain broker-dealer wrap fee investment programs.


                          WHAT CLASS B SHARES WILL COST


      Class B shares may be purchased at net asset value without a front-end sales charge, but are subject to a CDSC on redemptions of Class B shares sold within six years of purchase. The CDSC is a maximum of 5%, declining over six years. In addition, Class B shares are subject to a Rule 12b-1 fee of 1.00% of its average daily net assets. Class B shares are offered for sale only for purchases of less than $250,000.

      The CDSC is based on the original purchase price cost or the current market value of the shares being sold, whichever is less. The CDSC imposed depends on the amount of time you have held Class B shares. The longer the time between the purchase and sale of shares, the lower the rate of the CDSC. If you own Class B shares for more than six years, you do not have to pay a sales charge when redeeming those shares.

            REDEMPTION DURING:                    CDSL ON SHARES BEING SOLD

            1st year since purchase ............... 5%
            2nd year since purchase ............... 4%
            3rd year since purchase ............... 3%
            4th year since purchase ............... 3%
            5th year since purchase ............... 2%
            6th year since purchase ............... 1%
            Thereafter ............................ 0%

CDSC calculations are based on the number of shares involved, not on the value of your account. The CDSC will not be imposed on the redemption of Class B shares acquired as dividends or other distributions, or on any increase in the net asset value of the redeemed Class B shares above the original purchase price.

      MINIMIZING   THE  CDSC.   When  you  redeem  Class  B  shares,   the  Fund
automatically will minimize the CDSC by assuming you are selling:

   o First, Class B shares owned through reinvested dividends, upon which no CDSC is imposed; and

   o     Second, Class B shares held in the customer's account the longest.

      WAIVER OF THE CONTINGENT DEFERRED SALES CHARGE. Under certain circumstances, the CDSC for Class B shares will be waived. The CDSC for Class B shares currently is waived for in the following cases: (1) to make certain distributions from a retirement plan; (2) because of shareholder death or disability; or (3) any partial or complete redemption in connection with a distribution without penalty under Section 72(t) of the Internal Revenue Code of 1986, as amended (the "Code"), from a qualified retirement plan, including a Keogh Plan or IRA upon attaining age 70 1/2.

      The  Distributor  may  require  documentation  prior to waiver of the CDSC
described  above,   including   distribution  letters,   certification  by  plan
administrators, applicable tax forms or death or physicians certificates.

      CLASS B SHARE CONVERSION. Class B shares will convert to Class A shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The conversion will be effected at the net asset value per share. Dividends and other distributions paid to shareholders by the Fund in the form of additional Class B shares also will convert to Class A shares on a pro rata basis. A conversion from Class B shares to Class A shares will benefit you because Class A shares have lower ongoing Rule 12b-1 fees than Class B shares. Such conversion will not be treated as a taxable event.






                               HOW TO SELL SHARES

      GENERAL. You may sell all or any part of your investment by redeeming Fund shares at the next determined net asset value per share, less any applicable CDSC, after receipt of your request. The amount you receive will depend on the market value of the investments in the Fund's portfolio at the time of determination of net asset value. Shares of the Fund may be redeemed through your broker-dealer, by written request or by telephone to the Transfer Agent subject to the procedures described below. When you redeem shares over the telephone, those redemption proceeds will be sent only to your address of record or to a bank account specified in your Account Application. In addition, redemption proceeds may be sent by wire transfer to a bank account specified in your Account Application. You will be charged $12.00 for wire redemptions to cover transaction costs.

      BY MAIL. You may redeem Fund shares by sending a written request for redemption to Golf Associated Fund, c/o PFPC Inc., P.O. Box 8941, Wilmington, Delaware 19899-9752. Any such requests sent overnight or express mail should be directed to the Golf Associated Fund, c/o PFPC Inc., 400 Bellevue Parkway, Suite 108, Wilmington, Delaware 19809.

      If you request payment of sales proceeds to a third party or to a location other than your address of record or a bank account specified in the Account Application, your request must be in writing.

      In requesting a redemption, you should provide your account name, account number, the class of shares to be redeemed, the number of or percentage of shares or the dollar value of shares to be redeemed. In addition, any written request must be signed by a shareholder and all co-owners of the account with exactly the same name or names used in establishing the account. Signature guarantees on any written redemption request and on any certificates of shares (or an accompanying stock power) will be required on the following types of requests: redemptions from any account that has had an address change in the past 30 days, redemptions of greater than $10,000 and redemptions that are sent to an address other than the address of record. A signature guarantee may be obtained from a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company, or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges.

      A redemption request will not be deemed properly received until the Transfer Agent receives all required information and documents in proper form. The redemption price will be the net asset value per share next determined after receipt by the Transfer Agent of all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the Transfer Agent toll free at (877) 745-GOLF or -4653.

      BY TELEPHONE. If you have selected telephone redemption privileges on the Application or have subsequently arranged for such privilege, you may redeem Fund shares by calling the Transfer Agent toll free at (877) 745-GOLF or -4653 prior to the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.


      By establishing such telephone services, you authorize the Fund or its agents to act upon verbal instructions to redeem Fund shares for any account for which such service has been authorized. In an effort to prevent unauthorized or fraudulent telephone transaction requests, the Transfer Agent will employ reasonable procedures specified by the Fund to confirm that such instructions are genuine. For instance, the Transfer Agent will require some form of personal identification prior to acting upon telephone instructions, provide written confirmation after such transactions, and record telephone instructions. When acting on instructions believed to be genuine, the Fund, Adviser, Transfer Agent and its trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. To the extent that the Fund, Adviser, Transfer Agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

      You also should be aware that telephone redemption or exchanges may be difficult to implement in a timely manner during periods of drastic economic or markets changes. If such conditions occur, redemption orders can be made by mail.


      SYSTEMATIC WITHDRAWAL PLAN. Withdrawal plans are available that provide for regular periodic withdrawals of $50 or more on a monthly, quarterly, semiannual or annual basis. Under these plans, sufficient Fund shares are redeemed to provide the amount of the periodic withdrawal payment. The purchase of Fund shares while participating in the Systematic Withdrawal Plan ordinarily will be disadvantageous to you because you will be paying a sales charge on the purchase of those shares at the same time that you are redeeming Fund shares upon which you may already have paid a sales charge. Therefore, the Fund will not knowingly permit the purchase of Fund shares through the Systematic Investment Plan if you are at the same time making systematic withdrawals. If you maintain an initial account of $50,000 or more, the CDSC imposed on your withdrawal may be waived under certain circumstances. Please contact the Transfer Agent for more information. The Fund reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.


      REINSTATEMENT PRIVILEGE. If you redeem any or all of your Fund shares, you may reinvest all or any portion of the redemption proceeds in Fund shares at net asset value without any sales charge, provided that such reinvestment is made within 90 calendar days after the redemption date. A reinstatement pursuant to this privilege will not cancel the redemption transaction; therefore, (1) any gain realized on the transaction will be recognized for Federal income tax purposes, while (2) any loss realized will not be recognized to the extent the proceeds are reinvested in Fund shares. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limitation in connection with transactions whose sole purpose is to transfer a shareholder's interest in the Fund to his defined contribution plan, IRA, SEP or SIMPLE. You must notify the Fund if you intend to exercise the reinstatement privilege. Contact the Fund for further information.


      RECEIVING PAYMENT. Payment of redemption proceeds normally will be made in cash within seven days following the Fund's receipt of your request for redemption in proper form. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may take up to 15 days. To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers. The proceeds of a redemption may be more or less than the original cost of Fund shares.

      The Fund has the right to suspend redemption or postpone payment at times when the NYSE is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the SEC. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined, less any applicable CDSC, after the suspension is lifted. If a redemption check remains outstanding after six months, the Fund reserves the right to redeposit those funds into your account. For more information on receiving payment, see "Redeeming Shares" in the SAI.



                        DETERMINATION OF NET ASSET VALUE


      The net asset value per share of the Fund is determined as of the close of normal trading on the NYSE (currently 4:00 p.m., Eastern time) each day the NYSE is open for business. The Fund's net asset value serves as the basis for the purchase and redemption price of its shares, less any applicable sales charges. The net asset value per share of the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the total number of Fund shares outstanding. The per share net asset value of each class of shares may differ as a result of the different daily expense accruals applicable to that class.

    The Fund's equity securities and other assets are valued at their market value based on the last sales price as reported by the principal securities exchange or The Nasdaq Stock Market on which the securities are traded, or, lacking any sales on a particular day, on the basis of the last current bid price prior to the close of trading the NYSE. The Fund's debt securities are valued at their mean between the bid and the ask price. Trading in foreign markets usually is completed each day prior to the close of the NYSE. However, events may occur that affect the values of such securities and the exchange rates between the time of valuation and the close of the NYSE. Should events materially affect the value of such securities during this period, the securities are priced at fair value, as determined in good faith and pursuant to procedures approved by the Board.

    Over-the-counter securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) normally will be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board. Assets and liabilities denominated in foreign currencies are translated into U.S. dollar equivalents based on prevailing market rates.



                             PERFORMANCE INFORMATION

      From time to time the Fund may advertise or include in other written materials its average annual total return and cumulative total return of each class and compare its performance to that of other mutual funds with similar investment objectives and to relevant indices. Performance information is computed separately for each class in accordance with the methods described below.


      When the Fund advertises the total return of its shares, it will be calculated for the one-, five-, and ten-year periods or, if such periods have not yet elapsed, the period since the Fund commenced operations through the most recent calendar quarter. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming reinvestment of any dividends capital gain distributions at net asset value). The total return represents the average annual compounded rate of return on an investment of $1,000 at the public offering price (in the case of Class A shares, giving effect to the maximum initial sales charge of 5.75% and, in the case of Class B shares, giving effect to the deduction of any CDSC that would be payable).

      In addition, the Fund may advertise its total return in the same manner, but without taking into account the initial sales charge or the CDSC. The Fund also may advertise total return calculated without annualizing the return, and total return may be presented for other periods. By not annualizing the returns, the total return calculated in this manner simply will reflect the increase in net asset value per Class A share and Class B shares over a period of time, adjusted for dividends and other distributions. Class A Share and Class B Share performance may be compared with various indices.


      All data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's investment portfolio and operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. For more information on investment performance, see the SAI.

                  MANAGEMENT AND ADMINISTRATION OF THE FUND


      BOARD OF TRUSTEES. The Fund's business and affairs are managed under the direction of its Board of Trustees. The Trustees are responsible for the general supervision of the Fund's business affairs and for exercising all the Fund's' powers except those reserved to the shareholders. The Fund's day-to-day operations are the responsibility of the Fund's officers.

      INVESTMENT ADVISER. Golf Investment Management, Inc., 2801 Ocean Drive, Suite 204, Vero Beach, Florida 32963, provides investment advice to the Fund. The Adviser is a newly created investment adviser and has had no previous experience advising investment companies. The Adviser was organized as a Florida corporation in June 1998. Michael T. Williams, CFP,CFS, owns a controlling interest in the Adviser and controls Wilshire Financial Group, Inc., a registered investment adviser since 1991.


      The Adviser manages the investment of Fund assets, in accordance with its investment objective, policies and limitations, subject to the general supervision and control of the Trustees and the officers of the Fund. The Adviser bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated persons of the Adviser. The Adviser, from its own resources, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.


      Under an investment agreement between the Fund and the Adviser, dated October __, 1998, the Fund pays the Adviser a fee at an annualized rate, based on a percentage of its daily net assets of 1.00%.

      SUBADVISER. The Adviser has entered into an agreement with Wallington Asset Management, Inc., 8900 Keystone Crossing, Suite 1015, Indianapolis, Indiana 46240, to provide investment advice and portfolio management services, including placement of brokerage orders, on behalf of the Fund. The Subadviser, founded in 1988, is a registered investment adviser. The Subadviser provides financial services to retail and institutional clients, with over $100 million in assets under management as of October 31, 1998. For investment advisory services to the Fund, the Adviser pays the Subadviser a monthly fee at an annual rate equal to 0.40% of the Fund's average daily net assets.

      PORTFOLIO MANAGEMENT. Investment decisions are made by a Committee of the Subadviser organized for that purpose, and no single person is primarily responsible for making recommendations to the Committee. The Committee is subject to the oversight of the Adviser and Subadviser.

      ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT. PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, provides administrative, accounting and transfer agency services to the Fund. As compensation for administrative and accounting services, the Fund pays PFPC Inc. an annual fee equal to: 0.10% of the Fund's first $250 million of average daily net assets; .075% of the next $250 million; .05% of the next $250; and .03% on average daily net assets in excess of $750 million, subject to a monthly minimum fee of $8,333. From time to time, PFPC Inc. may waive a portion of its fee.

      DISTRIBUTOR. Rafferty Capital Markets, Inc., 550 Mamaroneck Avenue, Harrison, New York 10528, serves as the distributor of the Fund's shares. The Distributor has entered into dealer agreements with participating dealers who will distribute shares of the Fund.

      CUSTODIAN. PNC Bank, N.A., Airport Business Center, 200 Stevens Drive, Lester, Pennsylvania 19113, serves as the custodian of the Fund's portfolio securities.

      INDEPENDENT  ACCOUTANTS.  PricewaterhouseCoopers  LLP,  30  S  Seventeenth
Street, Philadelphia, Pennsylvania 19103, are the auditors of and the independent public accountants for the Fund.



                               DISTRIBUTION PLANS


      Pursuant to a distribution plan pertaining to Class A and Class B shares (the "Plan"), the Fund is authorized to compensate the Distributor for services rendered and expenses borne in connection with the distribution of Fund shares and in connection with the servicing or maintenance of existing Fund shareholder accounts. Pursuant to the Plan, distribution fees are paid for activities relating to the distribution of Fund shares, including costs of printing and dissemination of sales material or literature, prospectuses and reports used in connection with the sale of Fund shares. Service fees are paid for the ongoing maintenance and servicing of existing shareholder accounts, including payments to broker-dealers who provide shareholder liaison services to their customers who are holders of the Fund, provided they meet certain criteria.

      With respect to Class A and Class B shares, the Plan authorizes the Fund to pay the Distributor a distribution and service fee of up to 1.00% of the average daily net assets attributable to such class. However, the Board of Trustees has authorized the Fund to pay only 0.25% for Class A shares. These fees are computed daily and paid monthly. Payments made to the Distributor under the Plan represent compensation for distribution and service activities, not reimbursement for specific expenses incurred. The Fund is not obligated under the Plan to pay any distribution or service fees in excess of the amounts set forth above. All expenses of distribution and marketing in excess of the maximum amounts permitted by the Plan will be borne by the Adviser. If the Plan is terminated with respect to a particular class, the Fund's obligation to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payment past the date the Plan terminates.



                        DIVIDENDS AND OTHER DISTRIBUTIONS

      Dividends and other distributions paid on each class of Fund shares are calculated at the same time and in the same manner. Dividends from the net investment income of the Fund normally are declared annually. The Fund also distributes to its shareholders substantially all of its net realized capital gains on portfolio securities and net realized gains from foreign currency transactions after the end of the year in which the gains are realized.


      Unless you elect otherwise on the Account Application, all dividends and other distributions on the Class A or Class B shares automatically will be declared and paid in additional shares of the Fund. However, you may choose to have distributions of net capital gain paid in shares and dividends paid in cash or to have all such distributions and dividends paid in cash. An election may be changed at any time by delivering written notice that is received by the transfer agent at least 10 days prior to the payment date for a dividend or other distribution.



                                      TAXES


      The Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. By doing so, the Fund (but not its shareholders) will be relieved of Federal income tax on the part of its investment company taxable income and net capital gain it distributes to its shareholders for that year. If the Fund fails to qualify as a RIC for any taxable year, its taxable income, including net capital gain, will be taxed at corporate income tax rates (up to 35%) and it will not receive a deduction for distributions to its shareholders.

      Dividends from the Fund's investment company taxable income are taxable to its shareholders as ordinary income, to the extent of the Fund's earnings and profits, whether received in cash or in additional Fund shares. Distributions of the Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, whether received in cash or in additional Fund shares and regardless of the length of time the shares have been held. Under the current tax laws, the maximum tax rate application to a non-corporate taxpayer's net capital gain recognition on capital assets held for more than one year is 20% (10% for taxpayers in the 15% marginal tax bracket). In the case of the Fund, the relevant holding period is determined by how the Fund has held the portfolio security on which the gain was realized, not by how long you have held your Fund shares. The portion of the dividends (but not the capital gain distributions) paid by the Fund that does not exceed the aggregate dividends received by the Fund from U.S. corporations will be eligible for the dividends-received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the Federal alternative minimum tax.


      Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by its shareholders on December 31 if they are paid by the Fund during the following January.


      Shareholders receive Federal income tax information regarding dividends and other distributions after the end of each year.


      The Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. When you sell Fund shares, it generally is considered a taxable event to you.

      The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Fund and its shareholders. See the SAI for a further discussion. There may be other Federal, state or local tax considerations applicable to a particular investor. You are therefore urged to consult your tax adviser.

                       GENERAL INFORMATION ABOUT THE FUND

      ORGANIZATION OF THE FUND AND VOTING RIGHTS. The Fund was organized as a Massachusetts business trust on June 11, 1998 and registered with the SEC as an open-end management investment company under the 1940 Act. The Fund may issue unlimited shares of beneficial interest, no par value, in such separate and distinct series and classes of shares as the Trustees shall from time to time establish. The shares of beneficial interest of the Fund presently are offered through two classes of shares.


      Class A and Class B shares have equal voting rights, except that in matters affecting only a particular class, only shares of that class are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Fund shares are nontransferable.


      As a Massachusetts business trust, the Fund is not obligated to conduct annual shareholder meetings. However, the Fund will hold special shareholder meetings whenever required to do so under the Federal securities laws or the Fund's Declaration of Trust or its By-Laws. Shareholders may remove Trustees from office by votes cast at a special meeting of shareholders. If requested by the shareholders of at least 10% of the outstanding shares of the Fund, the Trustees will call a special meeting of shareholders to vote on the removal of a Trustee and will assist in communications with other shareholders.


      FUND EXPENSES. The Fund pays all of its own expenses. These expenses include organizational costs, expenses for legal, accounting and auditing services, preparing (including typesetting and printing) reports, prospectuses, supplements thereto and notices to its existing shareholders, advisory and management fees, fees and expenses of the custodian and transfer and dividend disbursing agents, the distribution fee, the expense of issuing and redeeming shares, the cost of registering shares under the Federal and state laws, shareholder meeting and related proxy solicitation expenses, the fees and out-of-pocket expenses of Trustees who are not affiliated with the Adviser, insurance, brokerage costs, litigation, and other expenses properly payable by the Fund.

      MASTER/FEEDER OPTION. The Fund may in the future seek to achieve its investment objective by investing all of its net assets in another investment company ("Master Fund") having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. It is expected that any such investment company would be managed by the Adviser in substantially the same manner as the Fund. If permitted by applicable laws and policies then in effect, any such investment may be made the sole discretion of the Trustees without further approval of shareholders of the Fund. However, the Fund's shareholders will be given 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it would be in the best interests of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance can be given that costs will be materially reduced if this option is implemented.

      YEAR 2000. The Fund could be affected adversely if the computer systems used by the Adviser, the Fund and their service providers, or companies in which the Fund investment do not properly process and calculate information that relates to dates beginning on January 1, 2000 and beyond. The Adviser has taken steps that it believes are reasonably designed to address the potential failure of computer systems used by the Adviser and the Fund's service providers to address the Year 2000 issue. There can be no assurance that these steps will be sufficient to avoid any adverse impact.

      SHAREHOLDER INQUIRIES. Shareholder inquiries can be made by telephone to the Fund toll free at (877) 745-GOLF or -4653.




NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS, OR IN THE SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE

                                   APPENDIX A
                              INVESTMENT TECHNIQUES

      DEBT SECURITIES. Debt securities are likely to decline in value in times of rising market interest rates and to rise in value in times of falling interest rates ("interest rate risk"). In general, the longer the maturity of a debt security, the more pronounced is the effect of a change in interest rates on the value of the security. Debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and market liquidity ("market risk").

      AMERICAN DEPOSITORY RECEIPTS. ADRs are dollar denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or in over-the-counter ("OTC") markets in the United States.

      CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed-income characteristics and provide the potential for capital appreciation if the market price of the underlying common stock increases.

      FOREIGN SECURITIES. Investments in securities of foreign issuers, or securities principally traded overseas, may involve certain special risks due to foreign economic, political and legal development, including favorable or unfavorable changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, foreign issuers are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees generally are higher than in the United States. Foreign settlement procedures and trade regulation may involve certain risks (such as delay in payment or delivery of securities or in the recovery of assets held abroad) and expenses not present in the settlement of domestic investments. There also are special tax considerations that apply to foreign currency denominated securities.

      REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which the Fund purchases securities and commits to resell the securities to the original seller (a member bank of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements carry certain risks not associated with direct investment in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party becomes bankrupt.

      RESTRICTED SECURITIES AND ILLIQUID INVESTMENTS. The Fund may purchase and hold illiquid investments, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended ("1933 Act"), but which can be offered and sold to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Under the current SEC staff guidelines, illiquid investments also include repurchase agreements not terminable in seven days and restricted securities not determined to be liquid pursuant to guidelines established by the Board.

      TEMPORARY DEFENSIVE PURPOSES. For temporary defensive purposes during anticipated periods of general market decline, the Fund may invest up to 100% of its net assets in money market instruments, including securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, as well as bank certificates of deposit and banker's acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high-grade commercial paper, and other long- and short-term debt instruments that are rated A or higher by S&P or Moody's or deemed to be of equal quality by the Subadviser. For a description of S&P or Moody's commercial paper and corporate debt ratings, see the Appendix to the SAI.

      U.S. GOVERNMENT SECURITIES. U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government Securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds). Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

                            SUBJECT TO COMPLETION
    PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED _______ __, 1998

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                             GOLF ASSOCIATED FUND
                         2801 OCEAN DRIVE, SUITE 204
                          VERO BEACH, FLORIDA 32963

                                  TOLL FREE
                           (877) 745-GOLF OR -4653

        Statement Of Additional Information Dated ______________, 1998

      This is a Statement of Additional Information ("SAI") for the Golf Associated Fund (the "Fund"), an open-end diversified management investment company. The Fund offers Class A shares and Class B shares. This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectus dated ___________, 1998. A copy of the Fund's Prospectus is available, without charge, upon request to the Fund at the telephone number or address above.

                                TABLE OF CONTENTS
                                                                            PAGE

GENERAL INFORMATION..........................................................1
INVESTMENT INFORMATION.......................................................1
INVESTMENT LIMITATIONS.......................................................6
NET ASSET VALUE..............................................................8
PERFORMANCE INFORMATION......................................................8
INVESTING IN THE FUND........................................................9
      Class  A   Share   Cumulative   Purchase   Privilege   (Right   of
            Accumulation)....................................................9
      Class A Share Letter of Intent........................................10
REDEEMING SHARES............................................................10
      Systematic Withdrawal Plan............................................10
      Telephone Transactions................................................11
      Redemptions in Kind...................................................11
      Receiving Payment.....................................................11
CONVERSION OF CLASS B SHARES................................................12
TAXES ......................................................................12
FUND INFORMATION............................................................14
      Management of the Fund................................................14
      Investment Adviser and Administrator; Subadviser......................16
      Brokerage Practices...................................................17
      Distribution of Shares................................................18
      Administration of the Fund............................................19
      Potential Liability...................................................19
APPENDIX...................................................................A-1
CONSENT OF INDEPENDENT ACCOUNTANTS.........................................B-1
FINANCIAL STATEMENTS.......................................................B-2

GENERAL INFORMATION

      The Golf Associated Fund (the "Fund") was established as a Massachusetts business trust under a Declaration of Trust dated June 11, 1998. The Fund currently offers two classes of shares, Class A shares sold subject to a 5.75% maximum front-end sales charge ("Class A shares") and Class B shares sold subject to a maximum 5% contingent deferred sales charge ("CDSC"), declining over a six-year period ("Class B shares").

INVESTMENT INFORMATION

      The following information supplements the discussion in the Prospectus of the investment objective, policies and limitations of the Fund. Please refer to the sections in the Prospectus entitled "About the Golf Associated Fund" and Appendix A - Investment Techniques for a discussion of the investment objective, policies and techniques of the Fund. Golf Investment Management, Inc. (the "Adviser") serves as the Fund's investment adviser. Wallington Asset Management, Inc. serves as the Fund's investment subadviser (the "Subadviser"). Capitalized terms not otherwise defined herein shall have the same meaning as assigned in the Prospectus.

      The Fund may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objective.

      AMERICAN DEPOSITORY RECEIPTS ("ADRS"). ADRs include ordinary shares and New York shares. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States.

      BANKER'S ACCEPTANCES. The Fund may invest in banker's acceptances. A banker's acceptance is a short-term credit instrument used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

      BORROWING. The Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly.

      As required by the Investment Company Act of 1940, as amended ("1940 Act"), the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

      The Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund may pledge portfolio securities as the Subadviser deems appropriate in connection with any borrowings.

      CERTIFICATES OF DEPOSIT. The Fund may invest in bank certificates of deposit ("CDs") issued by domestic institutions with assets in excess of $1 billion. The Federal Deposit Insurance Corporation is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured if this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments currently must be limited to $100,000 per insured bank or savings and loan association.

      COMMERCIAL PAPER. The Fund may invest in commercial paper that is limited to obligations rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's ("S&P"). Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See the Appendix for a description of commercial paper ratings.

      COMMON STOCK. Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

      CONVERTIBLE SECURITIES. The Fund may invest in convertible securities as described in the Prospectus. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Subadviser, on behalf of the Fund, will decide to invest based upon a fundamental analysis of the long-term attractiveness of the issuer and the underlying common stock, an evaluation of the relative attractiveness of the current price of the underlying common stock, and a judgment of the value of the convertible security relative to the common stock at current prices. Convertible securities in which the Fund may invest include corporate bonds, notes and preferred stock that can be converted into (exchanged for) common stock. Convertible securities combine the fixed-income characteristics of bonds and capital appreciation potential of preferred stock. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

      FOREIGN SECURITIES. The Fund may invest in foreign securities. It is anticipated that, in most cases, the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, generally are not as developed as those in the United States. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investments. Further, the economies of some countries may differ favorably or unfavorably from the economy of the United States.

      It is the Fund's policy not to invest in foreign securities when there are currency or trading restrictions in force or when, in the judgment of the Subadviser, such restrictions are likely to be imposed. However, certain currencies may become blocked (I.E., not freely available for transfer from a foreign country), resulting in the possible inability of the Fund to convert proceeds realized upon sale of portfolio securities of the affected foreign companies into U.S. currency.

      Because investments in foreign companies usually will involve currencies of foreign countries and because the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of any of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

      ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act") that the Board or the Subadviser has determined, under Board-approved guidelines, are liquid.

      The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) OTC options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand and (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board.

      The Fund may not be able to sell illiquid investments when the Subadviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

      Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund may be unable to dispose of such securities promptly or at reasonable prices.


      INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations.

      LENDING PORTFOLIO SECURITIES. The Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While the Fund's portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Fund. The Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The Fund currently has no intention of lending its portfolio securities.


      PORTFOLIO TURNOVER. Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold from time to time without regard to the length of time they have been held when, in the opinion of the Subadviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover generally leads to transactions costs and may result in a greater number of taxable transactions.

      PREFERRED STOCK. The Fund may invest in preferred stock. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

      REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. The Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

      The Fund follows certain procedures and guidelines adopted by the Trustees designed to minimize the risks inherent in such transactions. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established institutions whose financial condition will be monitored by the Subadviser. In addition, the Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be equal to at least 100% of the dollar amount invested by the Fund in each repurchase agreement. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

      U.S. GOVERNMENT SECURITIES. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

      U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Fannie Mae (or, the Federal National Mortgage Association), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association ("Ginnie Mae"), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association.

      Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

      WARRANTS AND RIGHTS. The Fund may purchase rights and warrants, which are instruments that permit the Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. The Fund currently does not intend to invest more than 5% of its net assets in warrants. However, the Fund also may invest in warrants or rights acquired by the Fund as part of a unit or attached to securities at the time of purchase without limitation. Warrants may be either perpetual or of limited duration. There is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

      WHEN-ISSUED SECURITIES. The Fund may invest up to 5% of its net assets in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. The Fund generally would not pay for such securities or start earning interest on them until they are issued or received. However, when the Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by the Fund on a when-issued basis may result in the Fund's incurring a loss or missing an opportunity to make an alternative investment. When the Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash or liquid high-grade debt securities equal to the amount of the Fund's commitment, which are valued at their fair market value. If on any day the market value of this segregated account falls below the value of the Fund's commitment, the Fund will be required to deposit additional cash or qualified securities into the account until equal to the value of the Fund's commitment. When the securities to be purchased are issued, the Fund will pay for the securities from available cash, the sale of securities in the segregated account, sales of other securities and, if necessary, from sale of the when-issued securities themselves although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities the Fund is committed to purchase. Sale of securities in the segregated account or sale of the when-issued securities may cause the realization of a capital gain or loss.

INVESTMENT LIMITATIONS

      In addition to the investment policies and limitations described above and described in the Prospectus, the Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

      For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time the Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

      The Fund shall not:

      1. LOANS. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

      2. UNDERWRITING.  Underwrite securities of any other issuer.

      3. INVESTING REAL ESTATE OR MINERALS. Purchase, hold, or deal in real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate) or oil and gas interests.

      4. SENIOR SECURITIES. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, forward contracts, and other similar investments,
         (2) as otherwise permitted herein and in Investment Limitations Nos. 5, 7, and 8.

      5. PLEDGING, MORTGAGING, OR HYPOTHECATING ASSETS. Pledge, mortgage, or hypothecate the Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts and other financial instruments.

      6. INVESTING IN COMMODITIES. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

      7. BORROWING MONEY. Borrow money, except (1) as a temporary measure for extraordinary or emergency purposes and then only in amounts not to exceed 5% of the value of the Fund's total assets, (2) in an amount up to 33 1/3% of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts and other financial instruments shall not constitute borrowing.

      8. SHORT SALES. Make short sales of portfolio securities or purchase any portfolio securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions, and make margin payments in connection with options, futures contracts, options on futures contracts, forward contracts and other financial instruments.

      9. INDUSTRY CONCENTRATION. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      10.DIVERSIFICATION. With respect to 75% of the Fund's total assets, the Fund may not invest more than 5% of its assets (valued at market value) in securities of any one issuer other than the U.S. Government or its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer.

NET ASSET VALUE

      The net asset value per share of Class A shares and Class B shares is determined separately daily as of the close of regular trading on the New York Stock Exchange (the "NYSE") each day the NYSE is open for business. The Fund is open for business on days on which the NYSE is open ("Business Days"). The NYSE currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The Board of Trustees may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the NYSE is closed other than for the customary weekend and holiday closings, (2) during which trading on the NYSE is restricted as determined by the Securities and Exchange Commission ("SEC"), (3) during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practical for the Fund fairly to determine the value of its net assets, or (4) for such other periods as the SEC may by order permit for the protection of the holders of Fund shares.

PERFORMANCE INFORMATION

      The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual total return quotes for each class used in the Fund's advertising and promotional materials are calculated according to the following formula:

                              P(1+T)n (Superscript) = ERV
                  where:P     =     a  hypothetical  initial  payment of
$1,000
                        T     =     average annual total return
                        n     =     number of years
                        ERV   =     ending  redeemable value of a hypothetical
                              $1,000 payment          made  at  the  beginning
                              of the period at the end of  that period

      In calculating the ending redeemable value for Class A shares, the Fund's current maximum sales charge of 5.75% is deducted from the initial $1,000 payment and, for Class B shares, the CDSC imposed on a redemption of Class B shares held for the period is deducted. All dividends and other distributions by the Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Based on this formula, the total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.

      In connection with communicating its total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, the Fund may from time to time include in advertising and promotional materials total return figures that are not calculated according to the formula set forth above for each class of shares. For example, in comparing the Fund's aggregate total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., or with such market indices as the Dow Jones Industrial Average, and the S&P 500 Index, the Fund calculates its cumulative total return for each class for the specified periods of time by assuming an investment of $10,000 in that class of shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Fund does not, for these purposes, deduct from the initial value invested any amount representing front-end sales charges charged on Class A shares or CDSC charged on Class B shares. By not annualizing the performance and excluding the effect of the front-end sales charge on Class A shares and the CDSC on Class B shares, the total return calculated in this manner simply will reflect the increase in net asset value per share over a period of time, adjusted for dividends and other distributions. Calculating total return without taking into account the sales charge or CDSC results in a higher rate of return than calculating total return net of the front-end sales charge.

INVESTING IN THE FUND

      Class A shares and Class B shares are sold at their next determined net asset value on Business Days. The procedures for purchasing shares of the Fund are explained in the Prospectus under "Purchase Procedures."

      CLASS A SHARE CUMULATIVE PURCHASE PRIVILEGE (RIGHT OF ACCUMULATION)

      Certain investors may qualify for the Class A sales charge reductions indicated in the sales charge schedule in the Prospectus by combining purchases of Class A shares into a single "purchase," if the resulting purchase totals at least $50,000. The term "purchase" refers to a single purchase by an individual, or to concurrent purchases that, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing Class A shares for his or their own account; a single purchase by a trustee or other fiduciary purchasing Class A shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by a "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of Class A shares or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser.

      The applicable Class A shares initial sales charge will be based on the total of:

            (1)   the investor's current purchase;

            (2) the net asset value (at the close of business on the previous day) of (a) all Class A shares of the Fund held by the investor; and

            (3) the net asset value of all Class A shares described in paragraph (2) owned by another shareholder eligible to combine his purchase with that of the investor into a single "purchase."

      To qualify for the Cumulative Purchase Privilege on a purchase through a selected dealer, the investor or selected dealer must provide the Fund's distributor ("Distributor") with sufficient information to verify that each purchase qualifies for the privilege or discount.

      CLASS A SHARE LETTER OF INTENT

      Investors also may obtain the reduced sales charges shown in the Prospectus by means of a written Letter of Intent, which expresses the investor's intention to invest not less than $50,000 within a period of 13 months in Class A shares of the Fund. Each purchase of Class A shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter.

      The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A shares will be redeemed involuntarily to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrow will be released. To the extent an investor purchases more than the dollar amount indicated on the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional Class A shares of the Fund subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. An investor may amend his/her Letter of Intent to increase the indicated dollar amount and begin a new 13-month period. In that case, all investments subsequent to the amendment will be made at the sales charge in effect for the higher amount. The escrow procedures discussed above will apply.

REDEEMING SHARES

      The  methods  of  redemption   are  described  in  the  section  of  the
Prospectus entitled "How to Sell Shares."

      SYSTEMATIC WITHDRAWAL PLAN

      Shareholders may elect to make systematic withdrawals from the Fund account of a minimum of $50 on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified. The Systematic Withdrawal Plan currently is not available for shares held in an individual retirement account, Section 403(b) annuity plan, defined contribution plan, simplified employee pension plan, or other retirement plans, unless the shareholder establishes to the Adviser's satisfaction that withdrawals from such an account may be made without imposition of a penalty. Shareholders may change the amount to be paid without charge not more than once a year by written notice to the Distributor or the Adviser.

      Redemptions will be made at net asset value determined as of the close of regular trading on the NYSE on a day of each month chosen by the shareholders or a day of the last month of each period chosen by the shareholder, whichever is applicable. Systematic withdrawals of Class B shares, if made within six years of purchase, will be charged the applicable CDSC as set forth in the Prospectus. Under certain circumstances, the CCSC imposed on systematic withdrawals may be waived. If the NYSE is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the NYSE on the preceding Business Day, minus any applicable CDSC for Class B shares. If a shareholder elects to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in the account must be reinvested automatically in Fund shares. A shareholder may terminate the

Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to the Adviser or the Distributor. The Fund, Transfer Agent and Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

      Withdrawal payments are treated as a sale of shares rather than as a dividend or a capital gain distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of the original investment may be correspondingly reduced.

      Ordinarily, a shareholder should not purchase additional Class A shares of the Fund if maintaining a Systematic Withdrawal Plan of Class A shares because the shareholder may incur tax liabilities in connection with such purchases and withdrawals. The Fund will not knowingly accept purchase orders from shareholders for additional Class A shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year's scheduled withdrawals. In addition, a shareholder who maintains such a Plan may not make periodic investments under the Fund's Systematic Investment Plan.

      TELEPHONE TRANSACTIONS

      Shareholders may redeem shares by placing a telephone request to the Fund. The Fund, the Adviser, the Subadviser, the Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. If the Fund, the Adviser, the
Subadviser, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

      REDEMPTIONS IN KIND

      The Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Board of Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Board of Trustees deems fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

      RECEIVING PAYMENT

      If shares of the Fund are redeemed by a shareholder through the Distributor or a participating dealer, the redemption is settled with the shareholder as an ordinary transaction. If a request for redemption is received before the close of regular trading on the NYSE, shares will be redeemed at the net asset value per share determined on that day, minus any applicable CDSC for Class B shares. Requests for redemption received after the close of regular trading on the NYSE will be executed on the next trading day. Payment for shares redeemed normally will be made by the Fund to the Distributor or a participating dealer by the third business day after the day the redemption request was made, provided that certificates for shares have been delivered in proper form for transfer to the Fund, or if no certificates have been issued, a written request signed by the shareholder has been provided to the Distributor or a participating dealer prior to settlement date.

      Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of Fund shares can be directed to registered representatives of the Distributor or a participating dealer, or to the Adviser.

CONVERSION OF CLASS B SHARES

      Class B shares of the Fund automatically will convert to Class A shares, based on the relative net asset values per share of the two classes, eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean the date on which such Class B shares were issued. For purposes of conversion to Class A shares, Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account also will convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

      The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A shares and Class B shares will not result in "preferential dividends" under the Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond eight years from the date of purchase. The Adviser has no reason to believe that this condition for the availability of the conversion feature will not be met.

TAXES

      GENERAL. In order to qualify for the favorable tax treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

      The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      A redemption of Fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales charge paid on Class A shares). However, special rules apply when a shareholder disposes of Class A shares of the Fund through a redemption within 90 days after purchase thereof and subsequently reacquires Class A shares of the Fund without paying a sales charge due to the 90-day reinstatement. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if shares of the Fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of the Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

      If shares of the Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

      INCOME FROM FOREIGN SECURITIES. Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation - other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

      If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      The Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

      Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the securities and (3) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues dividends, interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

      Investors are advised to consult their own tax advisers regarding the status of an investment in the Fund under state and local tax laws.

FUND INFORMATION

      MANAGEMENT OF THE FUND

      TRUSTEES AND OFFICERS. The Fund's Trustees and Officers are listed below with their addresses, principal occupations and present positions, including any affiliation with Golf Investment Management, Inc.

                               Position with       Principal Occupation
NAME                             THE FUND          DURING PAST FIVE YEARS
----                           -------------       ----------------------

Michael T. Williams, (44)
CFP, CFS *                    President and   President,    Golf    Investment
2801 Ocean Drive, Suite 204      Trustee      Management,  Inc.  (since 1998);
Vero Beach, FL  32963                         President, Wilshire Financial
                                              Group (since  1991);  Principal,
                                              Williams  Financial Group (since
                                              1991);   Registered   Principal,
                                              Securities    Service   Network,
                                              Inc. (since 1993).

John C. Bahl * (55)              Trustee      Proprietary Investor.
3055 Par Drive
Vero Beach, FL 32960

J. Kenneth Perry (38)            Trustee      PGA   Tour   Player,   PGA  Tour
418 Quail Ridge Road                          (since 1986).
Franklin, KY 42134

                              Position with       Principal Occupation
NAME                            THE FUND          DURING PAST FIVE YEARS
----                           -------------       ----------------------

Scott M. Perry (40)                Trustee    Independent Contractor Salesman
11221-6 St. Johns                             (Territory  Manager)  for  Cross
Industrial Pkwy So.                           Creek   Apparel   (since  1989),
Jacksonville, FL 32246                        Texace     Corporation    (since
                                              1991),  PGA Tour Apparel  (since
                                              1996)  and  Lynx  Golf   Company
                                              (1992-1997);   President,   Fore
                                              Head Threads,  Inc.  (embroidery
                                              company) (since 1998).

Eric M. Snelz (44)                 Trustee    Partner,  Intraform  of  Arizona
5727 N. 7th Street, # 307                     (print  distributorship)  (since
Phoenix, AZ 85014                             1997);  Regional Vice President,
                                              Moore  Business   Communications
                                              Services   (1996-1997);    Sales
                                              Manager,  Moore  Business  Forms
                                              and Systems (1993-1996).

John Kinney (61)                    Vice      Vice President,  Golf Investment
2801 Ocean Drive, Suite 204       President   Management,  Inc. (since 1998);
Vero Beach, FL  32963                         Owner,  Combs  Insurance  (since
                                              1991);                Registered
                                              Representative,    Dean   Witter
                                              (1989-1991);          Registered
                                              Representative,    E.F.   Hutton
                                              (1987-1989).

Jeffrey P. Meyer (40)             Treasurer   Registered       Representative,
2801 Ocean Drive, Suite 204                   Securities    Service   Network,
Vero Beach, FL  32963                         Inc.    (since    1998);    Vice
                                              President,    Citrus   Bank   NA
                                              (1995-1998);   Vice   President,
                                              Wilshire     Financial     Group
                                              (1993-1995).

Robert J. Zutz (45)               Secretary   Partner,  Kirkpatrick & Lockhart
1800 Massachusetts Avenue, N.W.                LLP.
Washington, D.C. 20036

   * Messrs. Williams and Bahl are "interested persons" of the Fund as defined in section 2(a)(19) of the 1940 Act.

      The Fund's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

      The Fund currently pays Trustees who are not "interested persons" of the Fund $ 1,000 per meeting of the Board of Trustees. Each Trustee is reimbursed for any expenses incurred in attending meetings. Because the Adviser performs substantially all of the services necessary for the operation of the Fund, the Fund requires no employees. No officer, director or employee of the Adviser receives any compensation from the Fund for acting as a director or officer. The following table provides an estimate of each Trustee's compensation for the current fiscal year:

                          ESTIMATED COMPENSATION TABLE

                                                       Total Compensation From
     Name of Person,         Aggregate Compensation     the Fund and the Fund
         POSITION                FROM THE FUND            Complex of Funds
         --------                -------------          EXPECTED TO BE PAID TO
                                                             TRUSTEES(1)
                                                             -----------

Michael T. Williams,  CFP, CFS        None                      None
Trustee

John C. Bahl,                         None                      None
Trustee

J. Kenneth Perry,                   $ 4,000                    $ 4,000
Trustee

Scott M. Perry,                     $ 4,000                    $ 4,000
Trustee

Eric M. Snelz,                      $ 4,000                    $ 4,000
Trustee


      No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of the Fund's expenses.

--------------

  (1) This amount represents the estimated aggregate amount of compensation paid to each Trustee for service on the Board of Trustees for the fiscal year ending October 31, 1999.

      INVESTMENT ADVISER AND ADMINISTRATOR; SUBADVISER

      As noted above, the investment adviser and administrator for the Fund is Golf Investment Management, Inc. The Adviser was organized as a Florida corporation in 1998.

      The Adviser is responsible for overseeing the Fund's investment and noninvestment affairs, subject to the control and direction of the Fund's Board. The Fund entered into an Investment Advisory and Administration Agreement with the Adviser dated October 7, 1998. The Investment Advisory and Administration Agreement requires that the Adviser review and establish investment policies for the Fund and administer the Fund's noninvestment affairs.

      Under a separate Subadvisory Agreement, the Subadviser, subject to the direction and control of the Fund's Board of Trustees, provides investment advice and portfolio management services to the Fund for a fee payable by the Adviser.

      The Adviser also is obligated to furnish the Fund with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of the Fund. The Adviser and its affiliates also pay all the compensation of Trustees of the Fund who are employees of the Adviser and its affiliates. The Fund pays all its other expenses that are not assumed by the Adviser. The Fund also is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Fund also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

      The Advisory Agreement and the Subadvisory Agreement each were approved by the Board of Trustees (including all of the Trustees who are not "interested persons" of the Adviser or the Subadviser, as defined under the 1940 Act) and by the sole shareholder of the Fund in compliance with the 1940 Act. Each Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Adviser, the Subadviser or the Fund, and by (2) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory and Subadvisory Agreement each automatically terminates on assignment, and each is terminable on not more than 60 days' written notice by the Fund to either party. In addition, the Advisory Agreement may be terminated on not less than 60 days' written notice by the Adviser and the Subadvisory Agreement may be terminated on not less than 60 days' written notice by the Adviser, or 90 days' written notice by the Subadviser. Under the terms of the Advisory Agreement, the Adviser automatically becomes responsible for the obligations of the Subadviser upon termination of the Subadvisory Agreement. In the event the Adviser ceases to be the investment adviser of the Fund or the Distributor ceases to be principal distributor of shares of the Fund, the right of the Fund to use the identifying name of the Adviser may be withdrawn.

      The Adviser and the Subadviser shall not be liable to the Fund or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon them by their agreements with the Fund or the Adviser, as applicable, or for any losses that may be sustained in the purchase, holding or sale of any security.

      The Adviser has entered into agreement with the Subadviser to provide investment advice and portfolio management services to the Fund for an annual fee to be paid by the Adviser to the Subadviser of 0.40% of the Fund's average daily net assets.

      CLASS-SPECIFIC EXPENSES. The Fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific class of the Fund's shares to which those expenses are attributable.

      BROKERAGE PRACTICES

      The Subadviser is responsible for the execution of the Fund's portfolio transactions and must seek the most favorable price and execution for such transactions. Best execution, however, does not mean that the Fund necessarily will be paying the lowest commission or spread available. Rather, the Fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities, and any risk assumed by the executing broker.

      It is a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with the policy of most favorable price and execution, the Subadviser may give consideration to research, statistical and other services furnished by brokers or dealers. In addition, the Subadviser may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that the Subadviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to the Subadviser in connection with services to clients other than the Fund.

      The Fund may use the Distributor, its affiliates, or certain affiliates of the Adviser as a broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to the Distributor, its affiliates or certain affiliates of the Adviser will not exceed "usual and customary brokerage commissions." Rule l7e-1 under the 1940 Act defines "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

      The Subadviser also may select other brokers to execute portfolio transactions. In the over-the-counter market, the Fund generally deals with primary market makers unless a more favorable execution can otherwise be obtained.

      The Fund may not buy securities from, or sell securities to, the Distributor as principal. However, the Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which the Distributor is a participant. The Board of Trustees will consider the possibilities of seeking to recapture for the benefit of expenses to the Fund of certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including the Distributor, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the National Association of Securities Dealers, Inc. and other self-regulatory organizations.

      Pursuant  to Section  11(a) of the  Securities  Exchange  Act of 1934,  as
amended,  the  Fund  has  expressly  consented  to  the  Distributor   executing
transactions on an exchange on its behalf.

      DISTRIBUTION OF SHARES

      The Distributor and broker-dealers with whom the Distributor has entered into dealer agreements offer shares of the Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. In this connection, the Distributor makes distribution and servicing payments to participating dealers in connection with the sale of shares of the Fund.

      Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund has adopted a Distribution Plan with respect to each class of shares (the "Plan"). The Plan permits the Fund to pay the Distributor the monthly distribution and service fee out of the Fund's net assets to finance activity that is intended to result in the sale and retention of Class A and Class B shares.

      The Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund (as defined in the 1940
Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement ("Independent Trustees"). In approving the Plan, the Board determined that there is a reasonable likelihood that the Fund and its shareholders will benefit from the Plan.

      The Plan may be terminated by vote of the Independent Trustees, or by vote of a majority of the outstanding voting securities of a class of the Fund. The Board reviews quarterly and annually a written report of Plan costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose. Any change in the Plan that would increase materially the distribution cost to a class requires shareholder approval of that class.

      The Distribution Agreement may be terminated at any time on 60 days' written notice without payment of any penalty by either party. The Fund may effect such termination by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees. For so long as the Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

      The Distribution Agreement and the Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

      ADMINISTRATION OF THE FUND

      ADMINISTRATIVE,  FUND ACCOUNTING AND TRANSFER AGENT SERVICES.  PFPC Inc.
provides  administrative,   fund  accounting,  transfer  agent  and  custodian
services to the Fund.

      Pursuant  to  an   Administration   and  Accounting   Services   Agreement
("Administration Agreement") between the Fund and PFPC Inc. ("Administrator"), the Administrator provides the Fund with administrative and accounting services (other than investment advisory services), including portfolio accounting
services,   tax  accounting  services  and  furnishing   financial  reports.  As
compensation for these services, the Fund pays the Administrator an annual fee equal to: 0.10% of the Fund's first $250 million of average daily net assets;
 .075% of the next $250 million; .05% of the next $250; and .03% on average daily net assets in excess of $750 million, subject to a monthly minimum fee of $8,333. The Administrator also is entitled to reimbursement for certain out-of-pocket expenses, including pricing expenses.

      Pursuant to a Custodian Agreement, PNC Bank N.A. ("Custodian") serves as the Custodian of the Fund's assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Fund's portfolio.

      LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036, serves as counsel to the Fund.

      INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 S. Seventeenth Street, Philadelphia, PA 19103-4094, is the independent accountant for the Fund.

      POTENTIAL LIABILITY

      Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument that the Fund or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                    APPENDIX

      COMMERCIAL PAPER RATINGS

      The rating services' descriptions of commercial paper ratings in which the Fund may invest are:

      DESCRIPTION OF MOODY'S INVESTORS  SERVICE,  INC.  COMMERCIAL PAPER DEBT
RATINGS

      PRIME-1. Issuers (or supporting institutions) rated PRIME-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

      PRIME-2. Issuers (or supporting institutions) rated PRIME-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS

      A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess extremely strong characteristics are denoted with a plus sign (+) designation.

      A-2. Capacity for timely payment of issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

      CORPORATE DEBT RATINGS

      The rating services' descriptions of corporate debt ratings in which the Fund may invest are:

      DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. CORPORATE DEBT RATINGS

      Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

      A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

      DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS

      AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

      BB, B, CCC, CC, C - Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB - Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

      B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

      CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

      CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

      C - The rating "C" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      CI - The rating "CI" is reserved for income bonds on which no interest is being paid.

      D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      PLUS (+) OR MINUS (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      NR - Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                              GOLF ASSOCIATED FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 16, 1998

Assets:
    Cash                                                                $100,000
    Deferred offering expenses                                            53,500
    Receivable from the Adviser                                           31,000
                                                                         -------

    Total Assets                                                         184,500
                                                                         -------
Liabilities:
    Offering costs payable                                                53,500
    Organization costs payable                                            31,000
                                                                         -------

    Total Liabilities                                                     84,500

    Net Assets

     Paid in capital (Applicable to 9,990 Class A shares of
     beneficial interest issued and outstanding, 10 Class B
     shares of beneficial interest issued and outstanding;
     unlimited shares of each class authorized)                         $100,000
                                                                        --------
Calculation of Maximum offering price:

Class A shares
    Net asset value and redemption price per share                        $10.00
    ($99,900/9,990 shares issued and outstanding)
    Sales charge - 5.75% of public offering price                            .61
                                                                           -----
    Maximum offering price                                                $10.61
                                                                          ======

Class B shares
    Net asset value and offering price per share ($100/10 shares          $10.00
                                                                          ======
    issued and Outstanding)

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                FOR THE PERIOD JUNE 11, 1998 TO OCTOBER 16, 1998

          Expenses                                                $31,000
          Expense reduction                                       (31,000)
                                                                  --------
          Net Loss                                                  $   0
                                                                  ========


                        See Notes to Financial Statements

                              GOLF ASSOCIATED FUND

                          NOTES TO FINANCIAL STATEMENTS

1.       Organization

The Golf Associated Fund (the "Fund") is an open-end management investment company. The Fund was established as a Massachusetts business trust under a Declaration of Trust dated June 11, 1998. The Fund currently offers two classes of shares, Class A shares sold subject to a 5.75% maximum front-end sales charge ("Class A shares") and Class B shares sold subject to a maximum 5% contingent deferred sales charge, declining over a six-year period ("Class B shares").

Costs incurred and to be incurred in connection with the organization of the Fund, estimated at $31,000, will be borne by the Fund, subject to the expense limitation agreement described in Note 2 below. Certain costs incurred and to be incurred in connection with the initial offering of shares of the Fund, estimated at $53,500, will be paid initially by the Fund's Adviser, Golf Investment Management, Inc. ("GIM"). The Fund will reimburse GIM for such costs, which will be deferred and amortized by the Fund over the period of benefit, not to exceed 12 months from the date the Fund commences operations. The Fund has no operations to date, other than the sale to GIM 99,990 Class A shares and 10 Class B shares, in each case on October 16, 1998.

2.       Agreements

Pursuant to an advisory agreement between the Fund and GIM, GIM will manage the fund's business and investment affairs. As compensation under the Advisory Agreement, GIM will receive from the Fund an advisory fee, which is computed daily and paid monthly, equal to 1.00% of the Fund's average daily net assets. The adviser has voluntarily agreed to reduce its advisory fee to the extent necessary to limit the Fund's operating expenses to a certain percentage of its average net assets.

GIM has agreed to waive its fees and, if necessary, reimburse expenses for the period June 11, 1998 to October 31, 1999 exceeding the annual rate of 1.70% of average daily net assets for Class A shares and 2.45% of average daily net assets for Class B shares, respectively. Any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund by October 31, 2001, provided that repayment does not result in the Fund's aggregate expenses exceeding the foregoing expense limitations. GIM has agreed to permanently waive repayment of expenses prior to the commencement of operations.

The Fund recorded its initial organization costs of $31,000 as an expense during the period ended October 16, 1998 and recognized an offsetting expense reduction as a result of the Adviser's commitment to reimburse these costs. The Fund may be obliged to repay some or all of these costs to GIM if the Agreement's conditions are met.

Pursuant to an Administrative and Accounting Service agreement, the Fund retains PFPC, Inc. ("PFPC") an indirect wholly-owned subsidiary of PNC Bank N.A. as

Administrator and Accounting Service Agent. In addition, PNC Bank N.A. serves as the Fund's custodian and PFPC serves as transfer and dividend disbursing agent.

3.       Service Plan

Under the Service Plan relating to Class A shares and Class B shares, the Fund bears the costs and expenses in connection with distribution of the Fund's shares and pays the fees of Financial Institutions, securities dealers and other service agents. For these service activities the Fund may make payments at a rate up to .25% per annum of the average daily net assets of the Class A shares and 1.00% per annum of the average daily net assets of the Class B shares.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Board
of Trustees
Golf Associated Fund

In our opinion, the accompanying statement of assets and liabilities and the statement of operations present fairly, in all material respects, the financial position and results of operations of Golf Associated Fund (the "Fund") at October 16, 1998 and for period June 11, 1998 to October 16, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluation the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, PA
October 22, 1998

                              GOLF ASSOCIATED FUND

                            PART C OTHER INFORMATION

Item 23.    EXHIBITS
            --------

            (a)(i)       Declaration of Trust*
               (ii) Amended and Restated Declaration of Trust (filed herewith)

            (b)(i)       By-Laws*
               (ii)      Amended By-Laws (filed herewith)

            (c)          Voting trust agreement - None

            (d)(i) Form of Investment Advisory Agreement between Golf Associated Fund and Golf Investment Management, Inc. (filed herewith)
               (ii) Form of Subadvisory Agreement between Golf Investment Management, Inc. and Wallington Asset Management, Inc. (filed herewith)
               (iii) Form of Administration and Accounting Services Agreement between Golf Associated Fund and PFPC Inc. (filed herewith)

            (e) Form of Distribution Agreement between Golf Associated Fund and Rafferty Capital Markets, Inc.
                         (filed herewith)

            (f)          Bonus, profit sharing contracts - None

            (g) Form of Custodian Agreement between Golf Associated Fund and PNC Bank N.A. (filed herewith)

            (h) Form of Transfer Agency and Service Agreement between Golf Associated Fund and PFPC Inc. (filed herewith)

            (i)          Opinion and consent of counsel (filed herewith)

            (j)          Consent of Independent Auditors (filed herewith)

            (k)          Financial statements omitted from prospectus - None

            (l)          Letter of investment intent (filed herewith)

            (m)          Form of Distribution Plan pursuant to Rule 12b-1
                         (filed herewith)

            (n)          Financial Data Schedule - Not required

            (o)          Plan pursuant to Rule 18f-3 (filed herewith)

            Other Exhibits:

            Power of Attorney (filed herewith)

     -------------
     * As filed in the Registrant's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 12, 1998.

Item 24        PERSONS CONTROLLED BY OR UNDER
               COMMON CONTROL WITH REGISTRANT
               ------------------------------

               None.

Item 25.       INDEMNIFICATION
               ---------------

     Article XI, Section 2 of the Trust's Declaration of Trust provides that:

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

         (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

         (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

         (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

         (ii)  in  the  event  of  a   settlement,   unless  there  has  been  a
determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

          (i) such Covered Person shall have provided appropriate security for such undertaking,

          (ii) the Trust is insured against losses arising out of any such advance payments, or

          (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

     According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.


Item 26.       I. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
                  ----------------------------------------------------

     Golf   Investment   Management,   Inc.  (the  "Adviser")  is  a  Florida
corporation that offers investment advisory services. The Adviser's offices are located at 2801 Ocean Drive, Vero Beach, Florida 32963. Michael T. Williams owns a controlling interest in the Adviser. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the SEC (File No. 801-55919) and is incorporated by reference herein.

               II. BUSINESS AND OTHER CONNECTIONS OF SUBADVISER
                   --------------------------------------------

     Wallington  Asset  Management,  Inc.  (the  "Subadviser"),   an  Indiana
corporation, is a registered investment adviser. The Subadviser's offices are located at 8900 Keystone Crossing, Suite 1015, Indianapolis, IN 46240. Information as to the officers and directors of the Subadviser is included in its current Form ADV filed with the SEC (File No. 801-31797) and is incorporated by reference herein.

Item 27.       PRINCIPAL UNDERWRITER
               ---------------------

     (a) Rafferty Capital Markets, Inc., 550 Mamaroneck Avenue, Harrison, New York 10528 is the principal underwriter for each of the following investment companies: Potomac Funds, Badgley Funds, Homestate Group and Texas Capital Value Funds.

     (b) The directors and officers of the Registrant's principal underwriter are:


--------------------------------------------------------------------------------
Name and Principal            Positions & Offices with           Position with
Business Address              Underwriter                        Registrant
--------------------------------------------------------------------------------
Lawrence C. Rafferty          Director                           None
Thomas A. Mulrooney           President                          None
Stephen P. Sprague            FINOP/CFO                          None
Derek B. Park                 Senior Vice President, Equity      None
--------------------------------------------------------------------------------

The business address of each of the above directors and officers is 550 Mamaroneck Avenue, Harrison, New York 10528.

Item 28.       LOCATION OF ACCOUNTS AND RECORDS
               --------------------------------

     The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of the Trust's
investment   adviser  (Golf   Investment   Management,   Inc.),  its  subadviser
(Wallington Asset Management, Inc.), its administrator (PFPC Inc.)
and its custodian (PNC Bank, N.A.).

Item 29.       MANAGEMENT SERVICES
               -------------------

     Not applicable.


Item 30.       UNDERTAKING
               -----------

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

     Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 25 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Vero Beach and the State of Florida on October 23, 1998.

                                   GOLF ASSOCIATED FUND


                                   By:   /s/ Michael T. Williams
                                         -----------------------
                                         Michael T. Williams
                                         President

Attest:

/s/ Jeffrey P. Meyer
---------------------------------
Jeffrey P. Meyer
Treasurer


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 1 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                          TITLE                    DATE

/s/Michael T. Williams
-----------------------             President and Trustee    October 23, 1998
Michael T. Williams

John C. Bahl*                      Trustee                  October 23, 1998
----------------------
John C. Bahl

J. Kenneth Perry*                  Trustee                  October 23, 1998
----------------------
J. Kenneth Perry

Scott M. Perry*                    Trustee                  October 23, 1998
----------------------
Scott M. Perry

Eric M. Snelz*                     Trustee                  October 23, 1998
----------------------
Eric M. Snelz


*By  /s/ Michael t. Williams
     -----------------------
Michael T. Williams, Attorney-In-Fact

                                POWER OF ATTORNEY

         Each of the undersigned trustees of the Golf Associated Fund (the "Fund") hereby severally constitutes and appoints Michael T. Williams and Robert
J. Zutz, and each of them singly, our true and lawful attorneys, with full power to sign for each of us our names and in the capacities indicated below, any and all instruments and filings of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming our signatures as they may be signed by said attorneys to any and all said instruments.

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this instrument has been signed below by the following persons in the capacities and dates indicated:

SIGNATURE                           TITLE                         DATE
---------                           -----                         ----

/s/ John C. Bahl                    Trustee                   October 7, 1998
-------------------------
John C. Bahl

/s/ J. Kenneth Perry                Trustee                   October 7, 1998
--------------------------
J. Kenneth Perry

/s/ Scott M. Perry                  Trustee                   October 7, 1998
--------------------------
Scott M. Perry

/s/ Eric M. Snelz                   Trustee                   October 7, 1998
--------------------------
Eric M. Snelz

                              INDEX TO EXHIBITS

Exhibit
NUMBER         DESCRIPTION                                            PAGE
------         -----------                                            ----

 (a) (i)       Declaration of Trust*
     (ii)      Amended and Restated Declaration of Trust (filed herewith)

 (b) (i)       By-Laws*
     (ii)      Amended By-Laws (filed herewith)

 (c)           Voting trust agreement - None

 (d) (i) Form of Investment Advisory Agreement between Golf Associated Fund and Golf Investment Management, Inc. (filed herewith)
     (ii) Form of Subadvisory Agreement between Golf Investment Management, Inc. and Wallington Asset Management, Inc. (filed herewith)
     (iii) Form of Administration and Accounting Services Agreement between Golf Associated Fund and PFPC Inc. (filed herewith)

 (e) Form of Distribution Agreement between Golf Associated Fund and Rafferty Capital Markets, Inc. (filed herewith)

 (f)           Bonus, profit sharing contracts - None

 (g) Form of Custodian Agreement between Golf Associated Fund and PNC Bank N.A. (filed herewith)

 (h) Form of Transfer Agency and Service Agreement between Golf Associated Fund and PFPC, Inc. (filed herewith)

 (i)           Opinion and consent of counsel (filed herewith)

 (j)           Consent of Independent Auditors (filed herewith)

 (k)           Financial statements omitted from prospectus - None

 (l)           Letter of investment intent (filed herewith)

 (m)           From of Distribution Plan pursuant to Rule 12b-1 (filed herewith)

 (n)           Financial Data Schedule - Not required

 (o)           Plan pursuant to Rule 18f-3 (filed herewith)


 Other Exhibits:

     Power of Attorney

-----------------
* As filed in the Registrant's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 12, 1998.